Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments

	December 31, 2012	December 31, 2013

Chongqing Changhui Culture Co., Ltd.	1,450	1,577
Wasu Digital Co., Ltd.	362	376
Chunqiu Charm Culture Co., Ltd	—	—
Guangdong Nanfang Media New Broadcast Co., Ltd.	321	314

Total	2,133	2,267

Financial Statement Amount and Balance of Equity Method Investee as Shown in Financial Statements

A summary of financial information for our equity method investees in aggregate is as follows:

	As of and for the year ended December 31,
	2012	2013

Current assets	14,003	7,942
Non-current asset	392	501
Total assets	14,395	8,443
Current liabilities	10,656	3,655
Noncurrent liabilities	—	—
Total liabilities	10,656	3,655
Total equity	3,739	4,788

	As of and for the year ended December 31,
	2011	2012	2013

Revenues	1,472	3,112	2,801
Cost of revenues	114	266	75
Gross profit	1,358	2,846	2,726
Operating income	219	993	249
Net income	137	793	150